Operating leases, Assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets [Abstract]
OperatingLeaseRightOfUseAsset	$ 951	$ 0
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:OperatingLeaseRightOfUseAsset
Current-Operating [Abstract]
Operating lease liability short term	$ 345	0
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:OperatingLeaseLiabilityCurrent
Noncurrent-Operating [Abstract]
OperatingLeaseLiabilityNoncurrent	$ 641	0
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:OperatingLeaseLiabilityNoncurrent
Total operating lease costs	$ 986
ASU 842 [Member]
Assets [Abstract]
OperatingLeaseRightOfUseAsset		421
Current-Operating [Abstract]
Operating lease liability short term		87
Noncurrent-Operating [Abstract]
OperatingLeaseLiabilityNoncurrent		342
Total operating lease costs		$ 429